Build Bond Innovation ETF
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 78.3%		Par	Value
Aerospace Product and Parts Manufacturing - 0.1%
Lockheed Martin Corp., 3.55%, 01/15/2026		$6,000	$5,945

Agriculture, Construction, and Mining Machinery Manufacturing - 0.6%
Deere & Co., 2.75%, 04/15/2025		38,000	37,802

Automotive Parts, Accessories, and Tire Retailers - 3.0%
AutoZone, Inc.
3.25%, 04/15/2025		85,000	84,610
3.63%, 04/15/2025		115,000	114,628
3.13%, 04/21/2026		5,000	4,902
			204,140

Beverage Manufacturing - 0.5%
PepsiCo, Inc., 2.25%, 03/19/2025		34,000	33,840

Building Material and Supplies Dealers - 0.1%
Lowe's Cos., Inc., 3.38%, 09/15/2025		6,000	5,945

Business Support Services - 3.2%
Ameriprise Financial, Inc., 3.00%, 04/02/2025		90,000	89,629
Moody's Corp., 3.75%, 03/24/2025		97,000	96,766
PayPal Holdings, Inc., 1.65%, 06/01/2025		32,000	31,590
			217,985

Communications Equipment Manufacturing - 0.1%
Apple, Inc., 2.50%, 02/09/2025		10,000	9,979

Computer Systems Design and Related Services - 2.2%
Oracle Corp.
2.50%, 04/01/2025		92,000	91,482
2.95%, 05/15/2025		60,000	59,591
			151,073

Consumer Goods Rental - 1.1%
Netflix, Inc., 5.88%, 02/15/2025		74,000	74,079

Converted Paper Product Manufacturing - 1.2%
Kimberly-Clark Corp., 2.65%, 03/01/2025		80,000	79,714

Depository Credit Intermediation - 2.7%
Bank of New York Mellon Corp., 1.60%, 04/24/2025		151,000	149,559
JPMorgan Chase & Co., 3.90%, 07/15/2025		30,000	29,901
US Bancorp, 1.45%, 05/12/2025		3,000	2,966
			182,426

Footwear Manufacturing - 0.7%
NIKE, Inc., 2.40%, 03/27/2025		47,000	46,757

General Medical and Surgical Hospitals - 0.8%
HCA, Inc., 5.25%, 04/15/2025		57,000	57,067

Hardware Manufacturing - 0.2%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025		11,000	10,959

Insurance Carriers - 4.8%
Allstate Corp., 0.75%, 12/15/2025		47,000	45,332
Cigna Group, 3.25%, 04/15/2025		137,000	136,360
MetLife, Inc., 3.00%, 03/01/2025		15,000	14,958
Principal Financial Group, Inc., 3.40%, 05/15/2025		131,000	130,365
			327,015

Iron and Steel Mills and Ferroalloy Manufacturing - 0.2%
Steel Dynamics, Inc., 2.40%, 06/15/2025		11,000	10,872

Lessors of Real Estate - 3.5%
AvalonBay Communities, Inc., 3.45%, 06/01/2025		130,000	129,324
Essex Portfolio LP, 3.50%, 04/01/2025		56,000	55,812
Mid-America Apartments LP, 4.00%, 11/15/2025		51,000	50,780
			235,916

Metal Ore Mining - 0.5%
Southern Copper Corp., 3.88%, 04/23/2025		33,000	32,858

Natural Gas Distribution - 1.9%
Kinder Morgan, Inc., 4.30%, 06/01/2025		47,000	46,901
Puget Energy, Inc., 3.65%, 05/15/2025		80,000	79,526
			126,427

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.3%
Northrop Grumman Corp., 2.93%, 01/15/2025		160,000	159,873

Nondepository Credit Intermediation - 6.6%
American Express Co.
2.25%, 03/04/2025		196,000	195,408
3.95%, 08/01/2025		41,000	40,845
American Honda Finance Corp., 1.50%, 01/13/2025		22,000	21,978
Caterpillar Financial Services Corp.
4.90%, 01/17/2025		27,000	27,002
1.45%, 05/15/2025		23,000	22,752
John Deere Capital Corp.
2.05%, 01/09/2025		71,000	70,963
1.25%, 01/10/2025		37,000	36,973
Toyota Motor Credit Corp., 1.80%, 02/13/2025		31,000	30,896
			446,817

Oil and Gas Extraction - 5.4%
Enterprise Products Operating LLC, 3.75%, 02/15/2025		113,000	112,844
EOG Resources, Inc.
3.15%, 04/01/2025		150,000	149,443
4.15%, 01/15/2026		18,000	17,919
Exxon Mobil Corp., 2.71%, 03/06/2025		11,000	10,966
Occidental Petroleum Corp., 5.88%, 09/01/2025		37,000	37,139
Pioneer Natural Resources Co., 1.13%, 01/15/2026		33,000	31,871
Shell International Finance BV, 2.88%, 05/10/2026		6,000	5,869
			366,051

Other Investment Pools and Funds - 0.1%
Camden Property Trust, 4.10%, 10/15/2028		6,000	5,838

Other Leather and Allied Product Manufacturing - 1.5%
Tapestry, Inc., 4.25%, 04/01/2025		105,000	104,785

Other Miscellaneous Retailers - 0.3%
eBay, Inc., 1.90%, 03/11/2025		22,000	21,871

Paint, Coating, and Adhesive Manufacturing - 1.2%
Sherwin-Williams Co.
4.25%, 08/08/2025		44,000	43,916
3.95%, 01/15/2026		39,000	38,761
			82,677

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.7%
Nutrien Ltd., 3.00%, 04/01/2025		46,000	45,801

Petroleum and Coal Products Manufacturing - 4.5%
Exxon Mobil Corp., 2.99%, 03/19/2025		85,000	84,744
Phillips 66
3.61%, 02/15/2025		92,000	91,828
3.85%, 04/09/2025		133,000	132,646
			309,218

Petroleum and Petroleum Products Merchant Wholesalers - 2.8%
Energy Transfer LP
4.05%, 03/15/2025		143,000	142,736
2.90%, 05/15/2025		51,000	50,617
			193,353

Pharmaceutical and Medicine Manufacturing - 5.7%
Abbott Laboratories, 2.95%, 03/15/2025		34,000	33,886
Amgen, Inc., 5.25%, 03/02/2025		152,000	152,095
Gilead Sciences, Inc., 3.50%, 02/01/2025		59,000	58,922
GlaxoSmithKline Capital, Inc., 3.63%, 05/15/2025		54,000	53,831
Merck & Co., Inc., 2.75%, 02/10/2025		90,000	89,833
			388,567

Pipeline Transportation of Natural Gas - 0.2%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026		15,000	15,711

Restaurants and Other Eating Places - 1.0%
McDonald's Corp.
3.38%, 05/26/2025		50,000	49,742
3.30%, 07/01/2025		19,000	18,869
			68,611

Scientific Research and Development Services - 0.4%
MPLX LP, 4.00%, 02/15/2025		30,000	29,965

Securities and Commodity Contracts Intermediation and Brokerage - 0.6%
Goldman Sachs Group, Inc.
3.50%, 01/23/2025		22,000	21,988
3.50%, 04/01/2025		16,000	15,947
			37,935

Securities and Commodity Exchanges - 1.2%
Nasdaq, Inc., 5.65%, 06/28/2025		80,000	80,355

Semiconductor and Other Electronic Component Manufacturing - 5.8%
Amphenol Corp., 2.05%, 03/01/2025		78,000	77,630
Broadcom Corp., 3.13%, 01/15/2025		151,000	150,910
Intel Corp., 3.40%, 03/25/2025		10,000	9,967
Lam Research Corp.
3.80%, 03/15/2025		132,000	131,771
3.75%, 03/15/2026		22,000	21,788
			392,066

Ship and Boat Building - 0.6%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		43,000	42,825

Software Publishers - 0.7%
Adobe, Inc., 3.25%, 02/01/2025		20,000	19,973
Intuit, Inc., 0.95%, 07/15/2025		32,000	31,400
			51,373

Support Activities for Mining - 2.1%
ConocoPhillips Co.
2.40%, 03/07/2025		119,000	118,494
3.35%, 05/15/2025		27,000	26,836
			145,330

Travel Arrangement and Reservation Services - 1.2%
Booking Holdings, Inc., 3.65%, 03/15/2025		83,000	82,824

Traveler Accommodation - 2.5%
Marriott International, Inc./MD
3.75%, 03/15/2025		149,000	148,640
5.75%, 05/01/2025		22,000	22,046
			170,686

Waste Treatment and Disposal - 0.3%
Waste Management, Inc., 3.13%, 03/01/2025		21,000	20,941

Wired and Wireless Telecommunications (except Satellite) - 3.2%
AT&T, Inc.
3.80%, 02/15/2027		15,000	14,722
4.25%, 03/01/2027		59,000	58,477
2.30%, 06/01/2027		49,000	46,253
T-Mobile USA, Inc., 3.50%, 04/15/2025		99,000	98,568
			218,020
TOTAL CORPORATE BONDS (Cost $5,328,239)			5,332,292

U.S. TREASURY SECURITIES - 19.3%		Par	Value
United States Treasury Note/Bond
1.50%, 02/15/2025 (a)		300,000	298,958
3.88%, 03/31/2025 (a)		100,000	99,904
0.25%, 05/31/2025 (a)		200,000	196,774
5.00%, 08/31/2025 (a)		260,000	261,272
5.00%, 10/31/2025		40,000	40,234
4.25%, 11/30/2026		340,000	339,934
1.25%, 05/15/2050		160,000	76,050
TOTAL U.S. TREASURY SECURITIES (Cost $1,317,693)			1,313,126

PURCHASED OPTIONS - 1.1%	Notional Amount	Contracts	Value
Call Options - 1.1%(b)(c)(d)			$–
Energy Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $90.00	$ 154,188	18	$6,750
iShares 20+ Year Treasury Bond ETF, Expiration: 03/21/2025; Exercise Price: $90.00	654,975	75	12,450
iShares Bitcoin Trust ETF, Expiration: 03/21/2025; Exercise Price: $65.00	201,590	38	10,640
SPDR Gold Shares, Expiration: 06/20/2025; Exercise Price: $245.00	169,491	7	7,280
SPDR S&P 500 ETF, Expiration: 03/21/2025; Exercise Price: $550.00	468,864	8	37,072
TOTAL PURCHASED OPTIONS (Cost $69,831)			74,192

SHORT-TERM INVESTMENTS - 0.5%			Value
Money Market Funds - 0.5%		Shares
First American Government Obligations Fund - Class X, 4.41% (e)		36,019	36,019
TOTAL SHORT-TERM INVESTMENTS (Cost $36,019)			36,019

TOTAL INVESTMENTS - 99.2% (Cost $6,751,782)			6,755,629
Other Assets in Excess of Liabilities - 0.8%			54,670
TOTAL NET ASSETS - 100.0%			$6,810,299
two			–%
Percentages are stated as a percent of net assets.			–%

LP Limited Partnership

(a)	All or a portion of security is held for collateral on purchased options.
(b)	100 shares per contract.
(c) (d)	Exchange-traded. Non-Income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Build Bond Innovation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$5,332,292	$–	$5,332,292
U.S. Treasury Securities	–	1,313,126	–	1,313,126
Purchased Options	74,192	–	–	74,192
Money Market Funds	36,019	–	–	36,019
Total Investments	$110,211	$6,645,418	$–	$6,755,629

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.